C30 Fees to auditors	12 Months Ended
Dec. 31, 2017
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C30 Fees to auditors

C30    Fees to auditors

Fees to auditors

	PwC	Others	Total
2017
Audit fees	89	2	91
Audit-related fees	11	—	11
Tax fees	13	4	17
Other fees	9	7	16

Total	122	13	135
2016
Audit fees	90	3	93
Audit-related fees	10	—	10
Tax fees	10	8	18
Other fees	16	11	27

Total	126	22	148
2015
Audit fees	91	2	93
Audit-related fees	11	—	11
Tax fees	19	13	32
Other fees	8	—	8

Total	129	15	144

The total fee to PwC and their networks of firms is SEK 122 millions. For 2017 SEK 39 million has been paid to the auditors for the audit engagement to the audit firm PricewaterhouseCoopers AB, SEK 10 million for other statutory engagements, SEK 3 million for tax advisory services and SEK 5 million for other services. No valuation services has been performed.

During the period 2015–2017, in addition to audit services, PwC provided certain audit-related services, tax and other services to the Company. The audit-related services include quarterly reviews, ISO audits, SSAE 16 reviews and services in connection with the issuing of certificates and opinions and consultation on financial accounting. The tax services include corporate tax compliance work. Other services include, work related to acquisitions and operational effectiveness.

Audit fees to other auditors largely consist of local statutory audits.